Convertible Notes Payable (Tables)	12 Months Ended
Jul. 31, 2014
Convertible Notes Payable [Abstract]
Schedule of Convertible Notes Payable

Convertible notes payable due to Vista View Ventures Inc. consisted of the following at July 31:

	July 31, 2014	July 31, 2013
Convertible note payable in the original principal amount of $167,075, issued March 31, 2013 and due March 31, 2015, bearing interest at 10% per year, convertible into common stock at a rate of $0.02 per share	$—	$167,075
Convertible note payable in the original principal amount of $516,920, issued October 31, 2013 and due October 31, 2015, bearing interest at 10% per year, convertible into common stock at a rate of $0.02 per share	424,415	—
Convertible note payable in the original principal amount of $83,265, issued November 30, 2013 and due November 30, 2015, bearing interest at 10% per year, convertible into common stock at a rate of $0.01 per share	83,265	—
Convertible note payable in the original principal amount of $117,719, issued January 1, 2014 and due January 1, 2016, bearing interest at 10% per year, convertible into common stock at a rate of $0.01 per share	117,719	—
Convertible note payable in the original principal amount of $401,075, issued July 31, 2014 and due July 31, 2016, bearing interest at 10% per year, convertible into common stock at a rate of $0.01 per share	401,075	—
Total convertible notes payable	1,026,474	167,075

Less: discount on noncurrent convertible notes payable	(955,723)	(139,153)
Long-term convertible notes payable, net of discount	$70,751	$27,922

Schedule of Convertible Notes Issued

Date Issued	Maturity Date	Interest Rate	Conversion Rate Per Share	Amount of Note
October 31, 2013	October 31, 2015	10%	$0.02	$516,920
November 30, 2013	November 30, 2015	10%	0.01	83,265
January 31, 2014	January 31, 2016	10%	0.01	117,719
July 31, 2014	July 31, 2016	10%	0.01	401,075
Total				$1,118,979